Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2019
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31, 2018
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥47,767	¥(32,777)	¥(30,586)	¥(63,363)	¥(15,596)
Pension liability adjustment	(41,020)	(8,194)	1,377	(6,817)	(47,837)
Net unrealized gain on non-trading securities	20,344	6,792	(27,136)	(20,344)	—
Own credit adjustments	6,561	(2,286)	(198)	(2,484)	4,077

Total	¥33,652	¥(36,465)	¥(56,543)	¥(93,008)	¥(59,356)

(1)

Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2018 includes reclassification adjustment of ¥45,424 million for profit in connection with the liquidation of an investment in a non-Japanese subsidiary. The adjustment is recognized in Revenue-Other and the amount of income tax loss allocated to this reclassification adjustment is ¥14,536 million.

	Millions of yen
	For the year ended March 31, 2019
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥(15,596)	¥28,248	¥5,181	¥33,429	¥17,833
Pension liability adjustment	(47,837)	(25,182)	1,912	(23,270)	(71,107)
Net unrealized gain on non-trading securities(2)	—	—	—	—	—
Own credit adjustments	4,077	20,944	(797)	20,147	24,224

Total	¥(59,356)	¥24,010	¥6,296	¥30,306	¥(29,050)

(1)

Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2019 includes reclassification adjustment of ¥6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.

(2)

See Note 6 “Non-trading securities” for further information. As Nomura disposed of the interest in its insurance subsidiary, there are no unrealized gains and losses of non-trading securities recognized in other comprehensive income as of March 31, 2018 and 2019.

Reclassifications out of accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31
	2018	2019	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥45,122	¥(5,181)	Revenue—Other
	(14,536)	—	Income tax expense

	30,586	(5,181)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥30,586	¥(5,181)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2018	2019	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(2,001)	¥(2,771)	Non-interest expenses—Compensation and benefits
	624	859	Income tax expense

	(1,377)	(1,912)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(1,377)	¥(1,912)	Net income (loss) attributable to NHI shareholders

Millions of yen
For the year ended March 31
	2018	2019	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Net unrealized gain on non-trading securities:
	¥35,894	¥—	Revenue—Other
	(8,615)	—	Income tax expense

	27,279	—	Net income (loss)

	(143)	—	Net income attributable to noncontrolling interests

	¥27,136	¥—	Net income (loss) attributable to NHI shareholders